Schedule of marketable securities (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Debt Securities, Available-for-Sale, Amortized Cost, Excluding Accrued Interest, after Allowance for Credit Loss	€ 12,422,023	€ 7,992,891
Debt Securities, Available-for-Sale, Excluding Accrued Interest	12,491,755	8,078,002
Debt Securities, Available-for-Sale, Accumulated Gross Unrealized Gain (Loss), before Tax	70,169	96,234
Debt Securities, Available-for-Sale, Allowance for Credit Loss
Available-for-Sale Securities [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Debt Securities, Available-for-Sale, Amortized Cost, Excluding Accrued Interest, after Allowance for Credit Loss	12,422,023	7,992,891
Debt Securities, Available-for-Sale, Excluding Accrued Interest	12,491,755	8,078,002
Debt Securities, Available-for-Sale, Accumulated Gross Unrealized Gain (Loss), before Tax	70,169	96,234
Debt Securities, Available-for-Sale, Allowance for Credit Loss